Related parties - Sales, Purchases and Financial results (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related parties
Sales	$ 2,263	$ 2,971	$ 13,797
Purchases	57,443	46,313	42,915
Financial results	1,012	7,165	5,702
Companhia Brasileira de Aluminio
Related parties
Sales	2,125	70	23
Purchases	42,434	31,162	3,924
Financial results	1,012	3,582
Votoratim Metais S.A.
Related parties
Purchases		51	29
Financial results		3,583	5,702
Votener Votorantim Comercializadora de Energia Ltda.
Related parties
Sales			12,436
Purchases	13,510	13,400	28,869
Votorantim Cimentos S.A.
Related parties
Sales	138	45	73
Purchases	365	273	338
Other related parties
Related parties
Sales		2,856	1,265
Purchases	$ 1,134	$ 1,427	$ 9,755